LEASES (Schedule of Cumulative Effect of Changes made to Balance Sheet and Lease Related Accounts) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Other non-current assets	$ 17,592	$ 17,707
Other accounts payable and accrued expenses	(24,463)	(28,399)
Other long-term payables	(6,958)	$ (8,126)
Lease related accounts [Member]
Operating Leased Assets [Line Items]
Other non-current assets	7,818
Other accounts payable and accrued expenses	(3,753)
Other long-term payables	$ (3,958)